Significant events after the reporting period (Details Narrative)	Jun. 01, 2022 USD ($)	Jun. 01, 2022 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)
Significant Events After Reporting Period
Property management expense	$ 3,917,368	$ 128,000,000
[custom:DepositPercentage-0]			10.00%	10.00%
Deposit and obtained mortgage			$ 2,234,124	$ 73,000,000
[custom:LiquidatedDamagesPercentage-0]	15.00%	15.00%